John Hancock Fundamental Equity Income Fund Average Annual Total Returns - Class NAV [Member]		12 Months Ended	30 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.51%	19.43%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.37%	11.69%
Class NAV
Prospectus [Line Items]
Average Annual Return, Percent		15.75%	15.68%
Performance Inception Date	Jun. 28, 2022
Class NAV | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.42%	13.51%
Class NAV | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.86%	11.42%